Severance Indemnities and Pension Plans (Amounts Recognized in Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	¥ 32,257	¥ (18,183)
Prior service cost	(1,449)	(2,845)
Gross amount recognized in Accumulated OCI	30,808	(21,028)
Taxes	(52,367)	(36,389)
Net amount recognized in Accumulated OCI	(21,559)	(57,417)
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	21,347	47,093
Prior service cost	(1,747)	(3,742)
Gross amount recognized in Accumulated OCI	19,600	43,351
Taxes	(6,135)	(12,092)
Net amount recognized in Accumulated OCI	13,465	31,259
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	2,729	(1,070)
Prior service cost	(1,375)	(1,650)
Gross amount recognized in Accumulated OCI	1,354	(2,720)
Taxes	(736)	616
Net amount recognized in Accumulated OCI	¥ 618	¥ (2,104)